Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1&2)	Compensation Actually Paid to PEO(1&3)	Average Summary Compensation Table Total for Non- PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (millions)(6)	Adjusted EBITDA (millions)(7)
2025	$10,291,882	$12,551,554	$2,574,654	$2,791,849	$179	$132	$162	$830
2024	$8,670,022	$14,402,662	$2,545,012	$3,505,131	$159	$136	$81	$785
2023	$8,986,515	$10,775,983	$1,523,039	$1,688,906	$114	$108	$(148)	$738
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Timothy C. Oliver	Andrew Wamser, Stuart Mackinnon, Ricardo J. Nuñez, Andrea Burson and Paul J. Campbell
2024	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether
2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

(2)	Amounts reflect the total compensation in the Summary Compensation Table for our NEOs in 2023, 2024, and 2025.
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non-PEO Average
	2025	2025
	($)	($)

Summary Compensation Table Total	10,291,882	2,574,654
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(8,283,262)	(1,592,299)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,650)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	10,530,727	2,159,698
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,227,656	265,125
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	1,162,469	173,071
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(3,377,918)	(525,486)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	—	(259,264)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	12,551,554	2,791,849

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the performance-based RSUs granted in 2022 used the payout below threshold, the performance-based RSUs granted in 2023 used the payout below target, and the performance-based RSUs granted in 2024 and 2025 assumed a payout at target in 2025, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(4)	Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on October 17, 2023, the date of the first trading day of Atleos common stock following the Separation, through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)	Peer Group Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Transaction & Payment Processing Services Index for the period beginning on October 17, 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends.

Year	2025	2024	2023
S&P Composite 1500 Transaction & Payment Processing Services	$132	$136	$108

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Atleos’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for 2025, to Company performance. Please see our 2025 Annual Report for a definition of “Adjusted EBITDA.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

					Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1&2)	Compensation Actually Paid to PEO(1&3)	Average Summary Compensation Table Total for Non- PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (millions)(6)	Adjusted EBITDA (millions)(7)
2025	$10,291,882	$12,551,554	$2,574,654	$2,791,849	$179	$132	$162	$830
2024	$8,670,022	$14,402,662	$2,545,012	$3,505,131	$159	$136	$81	$785
2023	$8,986,515	$10,775,983	$1,523,039	$1,688,906	$114	$108	$(148)	$738
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Timothy C. Oliver	Andrew Wamser, Stuart Mackinnon, Ricardo J. Nuñez, Andrea Burson and Paul J. Campbell
2024	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether
2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

Peer Group Issuers, Footnote
(5)	Peer Group Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Transaction & Payment Processing Services Index for the period beginning on October 17, 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends.

Year	2025	2024	2023
S&P Composite 1500 Transaction & Payment Processing Services	$132	$136	$108

PEO Total Compensation Amount	$ 10,291,882	$ 8,670,022	$ 8,986,515
PEO Actually Paid Compensation Amount	$ 12,551,554	14,402,662	10,775,983
Adjustment To PEO Compensation, Footnote
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non-PEO Average
	2025	2025
	($)	($)

Summary Compensation Table Total	10,291,882	2,574,654
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(8,283,262)	(1,592,299)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,650)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	10,530,727	2,159,698
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,227,656	265,125
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	1,162,469	173,071
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(3,377,918)	(525,486)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	—	(259,264)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	12,551,554	2,791,849

Non-PEO NEO Average Total Compensation Amount	$ 2,574,654	2,545,012	1,523,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,791,849	3,505,131	1,688,906
Adjustment to Non-PEO NEO Compensation Footnote
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non-PEO Average
	2025	2025
	($)	($)

Summary Compensation Table Total	10,291,882	2,574,654
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(8,283,262)	(1,592,299)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,650)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	10,530,727	2,159,698
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,227,656	265,125
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	1,162,469	173,071
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(3,377,918)	(525,486)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	—	(259,264)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	12,551,554	2,791,849

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our named executives in 2025. Further information on our performance measures is described in our CD&A above:

●	Adjusted EBITDA
●	Free Cash Flow
●	Revenue
●	rTSR

Total Shareholder Return Amount	$ 179	159	114
Peer Group Total Shareholder Return Amount	132	136	108
Net Income (Loss)	$ 162,000,000	$ 81,000,000	$ (148,000,000)
Company Selected Measure Amount	830,000,000	785,000,000	738,000,000
PEO Name	Timothy C. Oliver
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Atleos’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for 2025, to Company performance. Please see our 2025 Annual Report for a definition of “Adjusted EBITDA.”

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,283,262)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,530,727
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,227,656
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,162,469
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,377,918)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,650)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,592,299)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,159,698
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,125
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,071
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,486)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (259,264)